Provisions - Schedule of Provisions for Payroll and Employee Benefits (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Provisions [Line Items]
Totals	$ 214,903	$ 117,889	$ 100,048
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	8,298	7,914	7,950
Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	30,908	31,761	34,768
Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	373	371	472
Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	542	476	$ 439
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Vacation accrual	13,575	13,226
Totals	99,945	90,559
Employee Related Provisions [member] | Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	8,298	7,914
Employee Related Provisions [member] | Pension plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	30,908	31,761
Employee Related Provisions [member] | Retroactive unemployment plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	373	371
Employee Related Provisions [member] | Retirements bonus plan [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	542	476
Employee Related Provisions [member] | Other employee benefits [member]
Disclosure of Other Provisions [Line Items]
Provisions for employee benefits	$ 46,249	$ 36,811